Interim Unaudited Condensed Consolidated Statements of Operations - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
OPERATING REVENUES
Time charter revenues	$ 376,301	$ 351,553
Amortization of intangible liabilities-charter agreements	6,533	3,005
Total Operating Revenues	382,834	354,558
OPERATING EXPENSES
Vessel operating expenses (include related party vessel operating expenses of $11,466 and $10,808 for each of the periods ended June 30, 2025 and 2024, respectively)	100,519	95,038
Time charter and voyage expenses (include related party time charter and voyage expenses of $3,719 and $4,317 for each of the periods ended June 30, 2025 and 2024, respectively)	11,603	10,631
Depreciation and amortization	60,121	48,810
General and administrative expenses	8,674	9,138
Gain on sale of vessels	(28,343)	0
Operating Income	230,260	190,941
NON-OPERATING INCOME/(EXPENSES)
Interest income	7,871	7,827
Interest and other finance expenses	(20,463)	(20,343)
Other income, net	3,994	2,257
Fair value adjustment on derivative asset	(2,831)	(764)
Total non-operating expenses	(11,429)	(11,023)
Income before income taxes	218,831	179,918
Income taxes	0	(1)
Net Income	218,831	179,917
Earnings allocated to Series B Preferred Shares	(4,768)	(4,768)
Net Income available to Class A Common Shareholders	$ 214,063	$ 175,149
Common Class A [Member]
Weighted average number of Class A common shares outstanding
Basic	35,598,601	35,201,716
Diluted	35,685,734	35,637,505
Net Earnings per Class A common share
Basic	$ 6.01	$ 4.98
Diluted	$ 6.00	$ 4.91